TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Variations in Claim Reserves by Changes in Interest Rates and Mortality Tables (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Soles Currency [Member]
Changes in interest rates and mortality tables [Abstract]
Claim reserve | S/	S/ 3,951,240	S/ 4,121,791
Amount of reserve after changes in interest rate by 100 positive base points | S/	3,581,606	3,783,665
Amount of reserve after changes in interest rate by 100 negative base points | S/	4,398,670	4,530,919
Amount of reserve after increase in mortality tables to 105 percent | S/	3,923,102	4,095,670
Amount of reserve after decrease in mortality tables to 95 percent | S/	3,980,673	4,148,940
Amount of variation of reserve on changes in interest rate by 100 positive base points | S/	(369,633)	(338,126)
Amount of variation of reserve on changes in interest rate by 100 negative base points | S/	447,430	409,128
Amount of variation of reserve on increase in mortality tables to 105 percent | S/	(28,138)	(26,121)
Amount of variation of reserve on decrease in mortality tables to 95 percent | S/	S/ 29,433	S/ 27,149
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(9.35%)	(8.20%)
Percentage of variation of reserve on changes in interest rate by 100 negative base points	11.32%	9.93%
Percentage of variation of reserve on increase in mortality tables to 105 percent	(0.71%)	(0.63%)
Percentage of variation of reserve on decrease in mortality tables to 95 percent	0.74%	0.66%
US Dollars [Member]
Changes in interest rates and mortality tables [Abstract]
Claim reserve | $			$ 672,130	$ 847,563
Amount of reserve after changes in interest rate by 100 positive base points | $			623,665	801,574
Amount of reserve after changes in interest rate by 100 negative base points | $			729,743	902,102
Amount of reserve after increase in mortality tables to 105 percent | $			666,489	842,068
Amount of reserve after decrease in mortality tables to 95 percent | $			677,982	853,308
Amount of variation of reserve on changes in interest rate by 100 positive base points | $			(48,465)	(45,989)
Amount of variation of reserve on changes in interest rate by 100 negative base points | $			57,613	54,539
Amount of variation of reserve on increase in mortality tables to 105 percent | $			(5,641)	(5,495)
Amount of variation of reserve on decrease in mortality tables to 95 percent | $			$ 5,852	$ 5,745
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(7.21%)	(5.43%)
Percentage of variation of reserve on changes in interest rate by 100 negative base points	8.57%	6.43%
Percentage of variation of reserve on increase in mortality tables to 105 percent	(0.84%)	(0.65%)
Percentage of variation of reserve on decrease in mortality tables to 95 percent	0.87%	0.68%